SEGMENT AND GEOGRAPHIC INFORMATION (Details) (Customer one, Accounts receivable, Concentration of Credit Risk)	12 Months Ended
Dec. 31, 2012 item
Customer one | Accounts receivable | Concentration of Credit Risk
Segment and geographic information
Concentration risk (as a percent)	11.00%
Number of customers	1